Operating Right-of-Use Lease Liability	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Leases [Abstract]
Operating Right-of-Use Lease Liability

Note 9 – Operating Right-of-Use Lease Liability

On January 1, 2019, the Company adopted Accounting Standards Update No. 2016-2, Leases (Topic 842), as amended, which supersedes the lease accounting guidance under Topic 840, and generally requires lessees to recognize operating and financing lease liabilities and corresponding right-of-use (ROU) assets on the balance sheet and to provide enhanced disclosure surrounding the amount, timing and uncertainty of cash flows arising from leasing arrangements.

As of September 30, 2020, the Company had four (4) leasing agreements subject to Accounting Standards Codification (ASC) 842.

Location 1 – VISSIA Mckinney, LLC

On January 1, 2019, the Company recognized an operating right-of-use asset in the amount of $287,206 and an operating lease liability in the amount of $294,774 in connection with Location 1. The lease term is eighty-four (84) months and expires in November 2025.

The following is a schedule, by year, of maturities of lease liabilities as of September 30, 2020:

2020	13,516
2021	54,951
2022	55,854
2023	56,776
2024	57,715
2025	53,828
Total undiscounted cash flows	292,640
Less imputed interest (8%)	(85,059)
Present value of lease liability	$207,581

Total rental expense related to this location for the three and nine months ended September 30, 2020 was $13,966 and $41,897, respectively. The operating lease right-of-use asset net balance at September 30, 2020 related to this location was $197,936.

Location 2 – Legend Nutrition, Inc.

On January 1, 2019, the Company recognized an operating right-of-use asset in the amount of $68,334 and an operating lease liability in the amount of $68,334 in connection with Location 2. The lease term is twenty-four (24) months and expires in December 2020.

The following is a schedule, by year, of maturities of lease liabilities as of September 30, 2020:

2020	9,272
Total undiscounted cash flows	9,272
Less imputed interest (8%)	(1,314)
Present value of lease liability	$7,958

Total rental expense related to this location for the three and nine months ended September 30, 2020 was $9,272 and $27,814, respectively. The operating lease right-of-use asset net balance at September 30, 2020 related to this location was $7,958.

Location 3 – VISSIA Waterway, Inc.

On January 1, 2020, the Company recognized an operating right-of-use asset in the amount of $234,485 and an operating lease liability in the amount of $234,485 in connection with Location 3. The lease term is sixty (60) months and expires in December 2024.

The following is a schedule, by year, of maturities of lease liabilities as of September 30, 2020:

2020	13,480
2021	55,540
2022	57,206
2023	58,922
2024	60,690
Total undiscounted cash flows	245,838
Less imputed interest (8%)	(50,479)
Present value of lease liability	$195,359

Total rental expense related to this location for the three and nine months ended September 30, 2020 was $14,314 and $42,942, respectively. The operating lease right-of-use asset net balance at September 30, 2020 related to this location was $192,859.

Location 4 – Capitol City Solutions USA, Inc.

On January 1, 2020, the Company recognized an operating right-of-use asset in the amount of $113,794 and an operating lease liability in the amount of $113,794 in connection with Location 4. The lease term is sixty-one (61) months and expires in January 2025.

The following is a schedule, by year, of maturities of lease liabilities as of September 30, 2020:

2020	6,822
2021	27,288
2022	27,288
2023	27,288
2024	27,288
2025	2,274
Total undiscounted cash flows	118,248
Less imputed interest (8%)	(24,254)
Present value of lease liability	$93,994

Total rental expense related to this location for the three and nine months ended September 30, 2020 was $6,822 and $20,466, respectively. The operating lease right-of-use asset net balance at September 30, 2020 related to this location was $93,994.

Note 6 – Operating Right-of-Use Lease Liability

On January 1, 2019, the Company adopted Accounting Standards Update No. 2016-2, Leases (Topic 842), as amended, which supersedes the lease accounting guidance under Topic 840, and generally requires lessees to recognize operating and financing lease liabilities and corresponding right-of-use (ROU) assets on the balance sheet and to provide enhanced disclosure surrounding the amount, timing and uncertainty of cash flows arising from leasing arrangements.

As of December 31, 2019, the Company had 2 leasing agreements subject to ASC 842.

Location 1 – VISSIA Mckinney, LLC

On January 1, 2019, the Company recognized an operating right-of-use asset in the amount $287,206 and an operating lease liability in the amount of $294,774 in connection with Location 1. The lease term is eighty-four (84) months and expires in November 2025.

The following is a schedule, by year, of maturities of lease liabilities as of December 31, 2019:

2020	54,066
2021	54,951
2022	55,854
2023	56,776
2024	57,715
2025	53,828
Total undiscounted cash flows	333,190
Less imputed interest (8%)	(85,291)
Present value of lease liability	$247,899

Total rental expense related to this location for the year ended December 31, 2019 was $52,528.

The operating lease right-of-use asset net balance at December 31, 2019 related to this location was $234,678.

Location 2 – Legend Nutrition, Inc.

On January 1, 2019, the Company recognized an operating right-of-use asset in the amount $68,334 and an operating lease liability in the amount of $68,334 in connection with Location 2. The lease term is twenty-four (24) months and expires in December 2020.

The following is a schedule, by year, of maturities of lease liabilities as of December 31, 2019:

2020	37,085
Total undiscounted cash flows	37,085
Less imputed interest (8%)	(4,281)
Present value of lease liability	$32,804

Total rental expense related to this location for the year ended December 31, 2019 was $37,085.

The operating lease right-of-use asset net balance at December 31, 2019 related to this location was $32,804.